Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$949,780.36

Principal:
Principal Collections	$10,850,194.08
Prepayments in Full	$5,071,228.81
Liquidation Proceeds	$147,159.31
Recoveries	$37,090.52
Sub Total	$16,105,672.72
Collections	$17,055,453.08

Purchase Amounts:
Purchase Amounts Related to Principal	$197,107.67
Purchase Amounts Related to Interest	$836.50
Sub Total	$197,944.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,253,397.25

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,253,397.25
Servicing Fee	$226,731.32	$226,731.32	$0.00	$0.00	$17,026,665.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,026,665.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,026,665.93
Interest - Class A-3 Notes	$30,415.36	$30,415.36	$0.00	$0.00	$16,996,250.57
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$16,926,798.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,926,798.07
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$16,888,972.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,888,972.65
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$16,859,154.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,859,154.65
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$16,818,374.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,818,374.15
Regular Principal Payment	$15,874,379.19	$15,874,379.19	$0.00	$0.00	$943,994.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$943,994.96
Residual Released to Depositor	$0.00	$943,994.96	$0.00	$0.00	$0.00
Total		$17,253,397.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,874,379.19
Total					$15,874,379.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,874,379.19	$37.73	$30,415.36	$0.07	$15,904,794.55	$37.80
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$15,874,379.19	$11.83	$208,291.78	$0.16	$16,082,670.97	$11.99

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$66,360,793.69	0.1577390	$50,486,414.50	0.1200057
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$265,300,793.69	0.1976847	$249,426,414.50	0.1858562

Pool Information
Weighted Average APR	4.267%	4.276%
Weighted Average Remaining Term	27.94	27.15
Number of Receivables Outstanding	24,114	23,355
Pool Balance	$272,077,580.39	$255,687,329.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,300,793.69	$249,426,414.50
Pool Factor	0.2010317	0.1889213

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$6,260,915.29
Targeted Overcollateralization Amount	$6,260,915.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,260,915.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$124,560.73
(Recoveries)		99	$37,090.52
Net Loss for Current Collection Period			$87,470.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3858%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5320%
Second Preceding Collection Period			0.3644%
Preceding Collection Period			1.1102%
Current Collection Period			0.3978%
Four Month Average (Current and Preceding Three Collection Periods)			0.6011%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,907	$7,817,665.69
(Cumulative Recoveries)			$1,099,006.15
Cumulative Net Loss for All Collection Periods			$6,718,659.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4964%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,000.94
Average Net Loss for Receivables that have experienced a Realized Loss			$1,719.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.02%	385	$5,160,699.09
61-90 Days Delinquent	0.27%	47	$694,419.14
91-120 Days Delinquent	0.08%	12	$216,066.49
Over 120 Days Delinquent	0.30%	41	$764,920.21
Total Delinquent Receivables	2.67%	485	$6,836,104.93

Repossession Inventory:
Repossessed in the Current Collection Period		13	$211,552.38
Total Repossessed Inventory		19	$305,616.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3566%
Preceding Collection Period			0.3815%
Current Collection Period			0.4282%
Three Month Average			0.3888%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde/
Assistant Treasurer